Summary of Significant Accounting Policies - Schedult of Classification of Financial Instruments (Details)	12 Months Ended
Dec. 31, 2020
Disclosure of initial application of standards or interpretations [abstract]
Financial Assets, Cash and cash equivalents	Amortized cost
Financial Assets, Short-term investments	Amortized cost
Financial Liabilities, Accounts payable and accrued liabilities	Amortized cost
Financial Liabilities, Convertible debentures	Amortized cost
Financial Liabilities, Covid-19 government support loans	Amortized cost